Mortgage Notes Payable (Schedule Of Aggregate Future Principal Payments On Mortgage Notes Payable) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Mortgage notes and credit facility
Debt Instrument [Line Items]
2017	$ 1,185
2018	368,039
2019	1,322
2020	39,609
2021	488
Thereafter	21,190
Total	431,833
Mortgage notes payable and premium, net
Debt Instrument [Line Items]
2017	1,185
2018	64,039
2019	1,322
2020	39,609
2021	488
Thereafter	21,190
Total	127,833
Credit Facility
Debt Instrument [Line Items]
2017	0
2018	304,000
2019	0
2020	0
2021	0
Thereafter	0
Total	$ 304,000